Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Commitments and contingencies

16   Commitments and contingencies

a    Commitment

Operating lease commitments include the commitments under the lease agreements for the Group's office premises. The Group leases its office facilities under non-cancelable operating leases with various expiration dates through 2018. For the years ended December 31, 2016, 2017 and 2018, lease expenses were RMB24,851, RMB31,786 and RMB35,060, respectively. Based on the current rental lease agreements, future minimum lease payments required as of December 31, 2018 were as follows:

		Less than One	One to Three	Over Three
	Total	Year	Years	Years
	RMB	RMB	RMB	RMB
Operating lease commitments	59,018	33,546	24,075	1,397

Purchase commitments mainly include minimum commitments for non-cancellable advertising service contracts. Purchase commitments as of December 31, 2018 were as follows:

		Less than One	Over One
	Total	Year	Year
	RMB	RMB	RMB
Purchase commitments	88,130	79,206	8,924

b    Contingencies

There are no claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Group's knowledge, are reasonably possible to have, a material change on the Group's financial position results of operations or cash flow.